CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital [Member]		Share premium [Member]	Foreign currency translation Adjustments [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2014	$ 59		$ 109,117	$ (18)	$ (66,287)	$ 42,871
Loss for the period					(22,088)	(22,088)
Other comprehensive income				2		2
Total comprehensive loss				2	(22,088)	(22,086)
Exercise of options	1		25			26
Share-based compensation			2,659			2,659
Balance at Dec. 31, 2015	60		111,801	(16)	(88,375)	23,470
Loss for the period					(18,885)	(18,885)
Other comprehensive income				7		7
Total comprehensive loss				7	(18,885)	(18,878)
Exercise of options		[1]	7			7
Share-based compensation			3,171			3,171
Balance at Dec. 31, 2016	60		114,979	(9)	(107,260)	7,770
Loss for the period					(22,149)	(22,149)
Other comprehensive income				(29)		(29)
Total comprehensive loss				(29)	(22,149)	(22,178)
Exercise of options		[1]	7			7
Issuance of ordinary shares of NIS 0.01 par value net of issuance expenses	15		22,643			22,658
Share-based compensation			1,363			1,363
Balance at Dec. 31, 2017	$ 75		$ 138,992	$ (38)	$ (129,409)	$ 9,620

[1]	Represents an amount lower than $1.